Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 717,463	¥ 959,930	¥ 1,067,321
Purchase	2,093,844	2,062,790	1,682,181
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	152,256	141,323	125,318
Purchase	1,731,349	1,620,755	1,443,840
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	565,207	818,607	942,003
Purchase	¥ 362,495	¥ 442,035	¥ 238,341